Note 1 - Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt, Total	$ 612
Additional Paid in Capital, Total	391,724	$ 387,865
Retained Earnings (Accumulated Deficit), Total	(443,225)	$ (433,412)
Accounting Standards Update 2020-06 [Member]
Long-Term Debt, Total	800
Additional Paid in Capital, Total	1,100
Retained Earnings (Accumulated Deficit), Total	$ 300
Intellectual Property [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Intellectual Property [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years